FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

15. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s classification of its financial instruments is as follows:

Financial Instruments	Measurement Method	Associated Risk	Fair Value at January 31, 2022 ($)
Cash	FVTPL	Credit and currency	772,522
Amounts receivable	Amortized cost	Credit and currency	235,821
Deposits held by related parties	Amortized cost	Credit and currency	565,741
Accounts payable and accrued liabilities	Amortized cost	Currency	2,552,509
Due to related parties	Amortized cost	Currency	1,092,786
Convertible debenture	Amortized cost and FVTPL	Currency	221,599
Derivative liability – warrants	FVTPL	Currency	8,288,387

[a] Fair value

The fair value of financial instruments is the amount of consideration that would be agreed upon in an arm’s length transaction between knowledgeable, willing parties who are under no compulsion to act. The fair value of current financial instruments except derivative liability approximates their carrying values as long as they are short-term in nature or bear interest at market rates.

[b] Fair value hierarchy

Financial instruments that are held at fair value are categorized based on a valuation hierarchy which is determined by the valuation methodology utilized. The fair value hierarchy under US GAAP is based on the following three levels of inputs, of which the first two are considered observable and the last unobservable:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – Observable inputs other than Level 1, quoted prices for similar assets or liabilities in active prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 – Assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

Cash and cash equivalents are valued using a market approach based upon unadjusted quoted prices for identical assets in an active market obtained from securities exchanges. As at January 31, 2022, the fair value of cash and cash equivalents held by the Company was based on Level 1 of the fair value hierarchy. There were no transfers between Levels 1 and 2 during the period.

The Company evaluates its financial instruments and other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market at each balance sheet date and recorded as a liability and the change in fair value is recorded in the consolidated statements of loss and comprehensive loss. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Derivative instruments that become subject to reclassification are reclassified at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not settlement of the derivative instrument is expected within 12 months of the balance sheet date.

The Company uses the Black-Scholes Option Pricing Model to value derivative liabilities. This model uses Level 3 inputs in the fair value hierarchy established by ASC 820 Fair Value Measurement. The inputs used in determining the fair value of the embedded derivative are disclosed in note 12[d].

[c] Financial risk management

The Company’s board of directors has the overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in response to the Company’s activities. Management regularly monitors compliance with the Company’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

In the normal course of operations, the Company is exposed to various risks such interest rate, foreign exchange, commodity, credit, and liquidity. To manage these risks, management determines what activities must be undertaken to minimize potential exposure to risks. The objectives of the Company in managing risks are as follows:

●	Maintaining sound financial condition:
●	Financing operations; and
●	Ensuring liquidity to all operations.

In order to satisfy these objectives, the Company has adopted the following policies:

●	Prepare budget documents at prevailing market rates to ensure clear corporate alignment to performance management and achievement of targets;
●	Recognize and observe the extent of operating risk within the business; and
●	Identify the magnitude of the impact of market risk factors on the overall risk of the business and take advantage of natural risk reductions that arise from these relationships.

[i] Interest rate risk

Interest rate risk is the risk that future cash flows of a financial instrument will fluctuate because of changes in the market interest rates. The Company is exposed to interest rate risk on its cash on deposits with banks and, from time to time, on its holdings of short-term investments. As of January 31, 2022, the Company had $772,522 (October 31, 2021 − $462,360) of cash on deposits with banks. The Company had no short-term investment as at January 31, 2022 and October 31, 2021. Given the level of cash and cash equivalents held by the Company, fluctuations in the market interest rates had no significant impact on its interest income for the three months ended January 31, 2022.

[ii] Foreign currency risk

The Company is exposed to foreign currency risk on fluctuations related to cash, amounts receivable, accounts payable, due to related parties and convertible debenture that are denominated in Canadian dollars. The Company has not entered into foreign exchange derivative contracts. A significant change in the currency exchange rates between the US dollar relative to the Canadian dollar could have a material effect on the Company’s financial position, results of operations, or cash flows.

Based on the Company net exposures as at January 31, 2022, assuming that all other variables remain constant, a 5% appreciation or deterioration of the Canadian dollar against the US dollar would result in an increase or decrease of $88,138 in the Company’s net income (loss) and comprehensive income (loss).

January 31, 2022
CA$
Cash	498,538
Amounts receivable	299,940
Accounts payable and accrued liabilities	(2,210,900)
Due to related parties	(729,621)
Convertible debenture	(100,000)
Total	(2,242,043)

[iii] Commodity price risk

The value of the Company’s magnesium production business and its exploration and evaluation assets are dependent on the price of magnesium and the outlook for this mineral. Market prices for these metals historically have fluctuated widely and are affected by numerous factors outside the Company’s control, including but not limited to, levels of worldwide production, short-term changes in supply and demand, industrial and retail demand, as well as certain other factors related specifically to magnesium. If magnesium prices decline for a prolonged period below the cost of production, it may not be economically feasible to continue towards production.

[iv] Credit risk

Credit risk is the risk of loss if counterparties do not fulfill their contractual obligations and arises principally from trade receivables. The Company’s credit risk is primarily attributable to cash, and deposits held by related parties. The Company limits its exposure to credit risk on cash as these financial instruments are held with major Canadian and international banks. Amounts receivable consist primarily of GST due from the Federal Government of Canada. Management believes the credit risk concentration with respect to amounts receivable is remote. The carrying amount of financial assets recorded in the financial statements, net of any allowances, represents the Company’s maximum exposure to credit risk.

[v] Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company’s exposure to liquidity risk is dependent on its purchasing commitments and obligations and its ability to raise funds to meet commitments and sustain operations. The Company manages liquidity risk by continuously monitoring its actual and forecasted working capital requirements to ensure there is capital to meet short-term and long-term obligations. As of January 31, 2022 and October 31, 2021, the Company had working capital deficiency of $10,900,774 and $9,657,316, respectively. As disclosed in note 1 of these Interim Financial Statements, the ability of the Company to continue as a going concern is dependent on many factors. The Company’s cash is primarily deposited in bank accounts and held as deposits by certain related parties. The Company anticipates that its cash on hand and deposits, together with expected funds raised from private placements and on exercises of common share purchase warrants and stock options, as well as debt financing, will provide sufficient financial resources to carry out its operations through the next twelve months. However, additional funding will be required. There can be no assurance that the Company will be able to raise the funds necessary to continue future operations. Liquidity risk has been assessed as high.

16. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s classification of its financial instruments is as follows:

Financial Instruments	Measurement Method	Associated Risk	Fair Value at October 31, 2021 ($)
Cash	FVTPL	Credit and currency	462,360
Amounts receivable	Amortized cost	Credit and currency	151,485
Deposits held by related parties	Amortized cost	Credit and currency	486,462
Accounts payable and accrued liabilities	Amortized cost	Currency	1,989,316
Due to related parties	Amortized cost	Currency	1,026,817
Convertible debenture	Amortized cost	Currency	107
Convertible debenture - derivative liability	FVTPL	Currency	7,449,700

[a]	Fair value

The fair value of financial instruments is the amount of consideration that would be agreed upon in an arm’s length transaction between knowledgeable, willing parties who are under no compulsion to act. The fair value of current financial instruments except derivative liability approximates their carrying values as long as they are short-term in nature or bear interest at market rates.

[b]	Fair value hierarchy

Financial instruments that are held at fair value are categorized based on a valuation hierarchy which is determined by the valuation methodology utilized. The fair value hierarchy under US GAAP is based on the following three levels of inputs, of which the first two are considered observable and the last unobservable:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – Observable inputs other than Level 1, quoted prices for similar assets or liabilities in active prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 – Assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

Cash and cash equivalents are valued using a market approach based upon unadjusted quoted prices for identical assets in an active market obtained from securities exchanges. As at October 31, 2021, the fair value of cash and cash equivalents held by the Company was based on Level 1 of the fair value hierarchy. There were no transfers between Levels 1 and 2 during the period.

The Company evaluates its financial instruments and other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market at each balance sheet date and recorded as a liability and the change in fair value is recorded in the consolidated statements of loss and comprehensive loss. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Derivative instruments that become subject to reclassification are reclassified at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not settlement of the derivative instrument is expected within 12 months of the balance sheet date.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

The Company uses the Black-Scholes Option Pricing Model to value derivative liabilities. This model uses Level 3 inputs in the fair value hierarchy established by ASC 820 Fair Value Measurement. The inputs used in determining the fair value of the embedded derivative are disclosed in note 13[d].

[c]	Financial risk management

The Company’s board of directors has the overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in response to the Company’s activities. Management regularly monitors compliance with the Company’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

In the normal course of operations, the Company is exposed to various risks such interest rate, foreign exchange, commodity, credit, and liquidity. To manage these risks, management determines what activities must be undertaken to minimize potential exposure to risks. The objectives of the Company in managing risks are as follows:

●	Maintaining sound financial condition:
●	Financing operations; and
●	Ensuring liquidity to all operations.

In order to satisfy these objectives, the Company has adopted the following policies:

●	Prepare budget documents at prevailing market rates to ensure clear corporate alignment to performance management and achievement of targets;
●	Recognize and observe the extent of operating risk within the business; and
●	Identify the magnitude of the impact of market risk factors on the overall risk of the business and take advantage of natural risk reductions that arise from these relationships.

[i]	Interest rate risk

Interest rate risk is the risk that future cash flows of a financial instrument will fluctuate because of changes in the market interest rates. The Company is exposed to interest rate risk on its cash on deposits with banks and, from time to time, on its holdings of short-term investments. As of October 31, 2021, the Company had $462,360 (October 31, 2020 − $39,571) of cash on deposits with banks. The Company had no short-term investment as at October 31, 2021 and October 31, 2020. Given the level of cash and cash equivalents held by the Company, fluctuations in the market interest rates had no significant impact on its interest income during the year ended October 31, 2021.

[ii]	Foreign currency risk

The Company is exposed to foreign currency risk on fluctuations related to cash, deposits held by related parties, accounts payable, due to related parties and convertible debenture that are denominated in US dollars. The Company has not entered into foreign exchange derivative contracts. A significant change in the currency exchange rates between the Canadian dollar relative to the US dollar could have a material effect on the Company’s financial position, results of operations, or cash flows.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

Based on the Company net exposures as at October 31, 2021, assuming that all other variables remain constant, a 5% appreciation or deterioration of the Canadian dollar against the US dollar would result in an increase or decrease of $262,941 in the Company’s net income (loss) and comprehensive income (loss).

October 31, 2021
$
Cash	186,627
Deposits held by related parties	486,462
Accounts payable and accrued liabilities	(773,011)
Due to related parties	(467,500)
Convertible debenture	(1,500,000)
Total	(2,067,422)

[iii]	Commodity price risk

The value of the Company’s magnesium production business and its exploration and evaluation assets are dependent on the price of magnesium and the outlook for this mineral. Market prices for these metals historically have fluctuated widely and are affected by numerous factors outside the Company’s control, including but not limited to, levels of worldwide production, short-term changes in supply and demand, industrial and retail demand, as well as certain other factors related specifically to magnesium. If magnesium prices decline for a prolonged period below the cost of production, it may not be economically feasible to continue towards production.

[iv]	Credit risk

Credit risk is the risk of loss if counterparties do not fulfill their contractual obligations and arises principally from trade receivables. The Company’s credit risk is primarily attributable to cash, and deposits held by related parties. The Company limits its exposure to credit risk on cash as these financial instruments are held with major Canadian and international banks. Amounts receivable consist primarily of GST due from the Federal Government of Canada. Management believes the credit risk concentration with respect to amounts receivable is remote. The carrying amount of financial assets recorded in the financial statements, net of any allowances, represents the Company’s maximum exposure to credit risk.

[v]	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company’s exposure to liquidity risk is dependent on its purchasing commitments and obligations and its ability to raise funds to meet commitments and sustain operations. The Company manages liquidity risk by continuously monitoring its actual and forecasted working capital requirements to ensure there is capital to meet short-term and long-term obligations. As of October 31, 2021 and October 31, 2020, the Company had working capital deficiency of $9,657,316 and $2,392,189, respectively. As disclosed in note 1 of these Financial Statements, the ability of the Company to continue as a going concern is dependent on many factors. The Company’s cash is primarily deposited in bank accounts and held as deposits by certain related parties. The Company anticipates that its cash on hand and deposits, together with expected funds raised from private placements and on exercises of common share purchase warrants and stock options, as well as debt financing, will provide sufficient financial resources to carry out its operations through the next twelve months. However, additional funding will be required. There can be no assurance that the Company will be able to raise the funds necessary to continue future operations. Liquidity risk has been assessed as high.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated